Vessel Charters Vessel Charters - Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Voyage revenues	$ 122,315	$ 100,904	$ 237,621	$ 202,084
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	10,143	11,473	20,400	23,706
Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	112,172	89,431	217,221	178,378
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	101,173	90,369	200,030	179,615
Time charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	4,316	10,965	9,714	21,697
Time charters | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	96,857	79,404	190,316	157,918
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	12,486	230	20,860	1,453
Voyage charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	5,719	230	10,470	1,453
Voyage charters | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,767	0	10,390	0
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues	5,734	7,405	11,111	15,835
Bareboat charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Bareboat charters | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	5,734	7,405	11,111	15,835
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	2,922	2,900	5,620	5,181
Management fees and other | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	108	278	216	556
Management fees and other | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	2,814	2,622	5,404	4,625
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	4,124	4,880	8,264	12,211
Non-lease
Segment Reporting Information [Line Items]
Voyage revenues	$ 7,046	$ 7,780	$ 13,884	$ 17,392